Operating Expenses - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expense [Line items]
Administrative expenses	[1],[2]	$ 1,385	$ 1,074	$ 958
Depreciation and amortization included in administrative expenses		162	140	137
Depreciation and amortization included in selling expenses		54	51	49
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses		$ 55	$ 42	$ 44

[1]	All significant research and development activities are executed by several internal areas of Cemex as part of their daily activities. In 2023, 2022 and 2021, the total combined expenses of these departments recognized within administrative expenses were $55, $42 and $44, respectively.
[2]	In 2023, 2022 and 2021, administrative expenses include depreciation and amortization of $162, $140 and $137, respectively, and selling expenses include depreciation and amortization of $54 in 2023, $51 in 2022 and $49 in 2021.